1(212) 318-6275

rachaelschwartz@paulhastings.com

March 25, 2013	79611.00002

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:                             Brookfield Mortgage Opportunity Income Fund Inc. (the “Fund”)
Pre-effective Amendment No. 5 to the Registration Statement on Form N-2

File Nos. 333-185159 and 811-22773

Ladies and Gentlemen

On behalf of the Fund, transmitted herewith is a copy of the Fund’s Pre-effective Amendment No. 5 to the Registration Statement on Form N-2 for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Registration Statement”).

The purpose of this Pre-Effective Amendment to the Registration Statement is to file the consent of the independent registered public accounting firm.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Rachael L. Schwartz

Rachael L. Schwartz
for PAUL HASTINGS LLP

Enclosures